Reverse Stock Split - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended
	Sep. 30, 2013	Oct. 21, 2013	Jun. 30, 2013	Jun. 30, 2012
Conversion of Stock [Line Items]
Reverse stock split	a reverse stock split at a ratio of 1-for-100	a 1-for-100 reverse stock split
Common stock, par value	$ 0.01	$ 0.01	$ 0.01	$ 0.01